Property and Equipment, Net - Additional Information (Details) - Rigetti Holdings, Inc. - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,705,006	$ 3,184,045	$ 4,299,263	$ 3,941,859
UNITED STATES
Property, Plant and Equipment [Line Items]
Total gross property and equipment	98.00%	100.00%
UNITED KINGDOM
Property, Plant and Equipment [Line Items]
Total gross property and equipment	2.00%